TRADE AND OTHER RECEIVABLES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets and lease receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance account for credit losses of financial assets	$ 4,400	$ 1,900	$ 2,600
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance account for credit losses of financial assets	$ 0	$ 0	$ 0